Acquisitions And Development (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member]	Dec. 31, 2012 Dowell Maryland Hilton Garden Inn [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Land [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Building And Improvements [Member]	May 25, 2012 Dowell Maryland Hilton Garden Inn [Member] Furniture And Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition date														May 25, 2012
Investment in hotel													$ 11,500		$ 1,400	$ 9,735	$ 365
Purchase price													11,500
Acquisition costs, included in Acquisition, termination expense	21				1					240	124	78	162
Revenues	12,773	14,617	18,528	17,296	12,719	13,852	17,553	16,165	12,087	63,160	59,657	58,874		2,200
Net income	$ (4,058)	$ (6,412)	$ (2,265)	$ 2,432	$ (3,965)	$ (8,224)	$ (1,412)	$ (4,109)	$ (3,700)	$ (10,210)	$ (17,445)	$ (10,585)		$ 600